December 17, 2003

Securities and Exchange Commission
450 Fifth Street N.W.
ATTN: Ms. Linda Stirling
Document Control - EDGAR
Washington, D.C. 20549-1004

RE:      AXP Government Income Series, Inc.
             AXP Short Duration U.S. Government Fund
             AXP U.S. Government Mortgage Fund
         File No. 2-96512/811-4260

Dear Ms. Stirling:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and statements of additional information for the above referenced funds do not differ from that contained in the Registrant's Post-Effective Amendment No. 38 (Amendment). This Amendment was filed electronically on December 12, 2003.

If you have any questions or concerns regarding this filing, please contact Anna Butskaya at (612) 671-4993 or me at (612) 671-7981.


Sincerely,




/s/ H. Bernt von Ohlen
-----------------------
    H. Bernt von Ohlen
    Vice President and Group Counsel
    American Express Financial Corporation